Received SEC

OCT 06 2015

Washington, DC 20549

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

CERTNAS
001-37581

William Slattery, CFA
Vice President
Listing Qualifications

[redacted]

15008056

By Electronic Mail

October 6, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on October 2, 2015 The Nasdaq Stock Market (the "Exchange") received from Aclaris Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.00001 par value per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery